Note 5 - Significant Accounting Judgements and Estimates	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
5.	SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES

(a)	Significant judgements

In preparing the consolidated financial statements, the Company makes judgments when applying its accounting policies. The judgments that have the most significant effect on the amounts recognized in the consolidated financial statements are outlined below.

(i)	Equity investments

In the normal course of operations, the Company may invest in equity investments for strategic reasons. In such circumstances, management considers whether the facts and circumstances pertaining to each investment result in the Company obtaining control, joint control or significant influence over the investee entity. In some cases, the determination of whether or not the Company has control, joint control or significant influence over the investee entities requires the application of significant management judgment to consider individually and collectively such factors as:

●	The purpose and design of the investee entity.
●	The ability to exercise power, through substantive rights, over the activities of the investee entity that significantly affect its returns.
●	The size of the company’s equity ownership and voting rights, including potential voting rights.
●	The size and dispersion of other voting interests, including the existence of voting blocks.
●

Other investments in or relationships with the investee entity including, but not limited to, current or possible board representation, loans and other types of financial support, material transactions with the investee entity, interchange of managerial personnel or consulting positions.

●	Other relevant and pertinent factors.

If the Company determines that it controls an investee entity, it consolidates the investee entity’s financial statements as further described in Note 3. If the Company determines that it has joint control (a joint venture) or significant influence (an associate) over an investee entity, then it uses the equity method of accounting to account for its investment in that investee entity as further described in Note 3. If, after careful consideration, it is determined that the Company neither has control, joint control nor significant influence over an investee entity, the Company accounts for the corresponding investment in equity interest as fair value through other comprehensive income investment as further described in Note 3.

(ii)	Impairment of non-current assets

Non-current assets are tested for impairment at the end of each reporting period if, in management’s judgement, there is an indicator of impairment. Management applies significant judgment in assessing whether indicators of impairment exist that would necessitate impairment testing. Internal and external factors, such as (i) changes in quantity of the recoverable resources and reserves; (ii) changes in metal prices, capital and operating costs and interest rates; and (iii) market capitalization of the Company compared to its net assets, are evaluated by management in determining whether there are any indicators of impairment. If there are indicators, management performs an impairment test on the major assets in this category.

In addition, the application of the Company’s accounting policy for exploration and evaluation expenditures requires judgment in determining whether it is probable that future economic benefits are likely, either from future exploitation or sale or where activities have not reached a stage which permits a reasonable assessment of the existence of reserves. The deferral policy requires management to make certain estimates and assumptions about future events or circumstances, in particular whether an economically viable mine can be established. Estimates and assumptions made may change if new information becomes available. If, after an expenditure is capitalized, information becomes available suggesting that the recovery of expenditure is unlikely, the amount capitalized is written off in the statement of profit and loss in the period when the new information becomes available.

As at December 31, 2022 and December 31, 2021, the Company did not have any indicators of impairment.

(iii)	Commercial production

The determination of the date on which a mine enters the commercial production stage is a significant judgement as capitalization of certain costs ceases and the recording of expenses commences. In determining commercial production and when the mine and processing facility are available for use in the manner intended by management, the following factors are considered:

●	Operational commissioning of major mine and plant components is complete;
●	Intended operating results are being achieved consistently for a period of time (i.e. consistent level of throughput, sustained plant recovery levels, etc);
●	There are indicators that these operating results will be continued; and
●

Other factors are present, including one or more of the following: a significant portion of plant/mill capacity has been achieved; a significant portion of available funding is directed towards operating activities; a pre-determined, reasonable period of time has passed; or significant milestones for the development of the mining property have been achieved.

(b)	Significant estimates

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates are based on management’s knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the consolidated financial statements. Information about assumptions and other sources of estimating uncertainty that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next 12 months are outlined below.

Significant estimates used in the preparation of these financial statements include: estimates of the recoverable amount and any impairment of exploration and evaluation assets, mine development costs, and investment in associates; recovery of receivable balances including value added taxes; estimates of fair value of financial instruments where a quoted market price or secondary market for the instrument does not exist; estimates of mineral stockpile inventory valuation; recording revenue based on estimated metal quantities based on assay data and on a provisional price which will be trued up for price and quantity in a later period; provisions including closure and reclamation; contingent liabilities; share-based payment expense; and income tax provisions. Further details follow:

(i)	Revenue

Revenue recorded at the Juanicipio Project, which is reflected as a component in the Company’s profit or loss from its equity accounted investment in Juanicipio, is based on estimated metal quantities reflecting assay data and on provisional prices which will be trued up for final price and quantity in a later period.

(ii)	Value Added Tax receivables

The Company incurs indirect taxes, including value-added tax, on purchases of goods and services at its operating mines and development projects. Indirect tax balances are recorded at their estimated recoverable amounts within current or long-term assets, net of provisions, and reflect the Company’s best estimate of their recoverability under existing tax rules in the respective jurisdictions in which they arise. Management’s assessment of recoverability considers the probable outcomes of claimed deductions and/or disputes. The provisions and balance sheet classifications made to date may be subject to change and such change may be material.

(iii)	Inventory valuation

Ore stockpiles, work-in-process and concentrates are valued at the lower of cost and net realizable value. The assumptions used in the valuation of inventories include estimates of the amount of estimated recoverable silver and other metals in the ore stockpiles and other in-process inventories, estimated future production costs to convert the inventory into saleable form and associated selling costs, and an assumption of the silver, gold, zinc and lead prices expected to be realized. If these estimates or assumptions prove to be inaccurate, the Company could be required to write-down the recorded value of its ore stockpiles, work-in-process and concentrates inventories, which would reduce earnings and working capital.

(iv)	Provision for reclamation

Management assesses the closure and reclamation obligations on an annual basis or when new information becomes available. This assessment includes the estimation of the future rehabilitation costs required based on the existing laws and regulations in the jurisdiction the Company operates in, the timing of these expenditures, and the impact of changes in the inflation and discount rates. The actual future expenditures may differ from the amounts currently provided if the estimates made are significantly different than actual results or if there are significant changes in environmental and/or regulatory requirements in the future.

(v)	Contingent liabilities

The Company is subject to various tax, legal and other disputes, the outcomes of which cannot be assessed with a high degree of certainty. A liability is recognized where, based on the Company’s legal views and advice, it is considered probable that an outflow of resources will be required to settle a present obligation that can be measured reliably. By their nature, these provisions will only be resolved when one or more future events occur or fail to occur, which will bring resolution to their underlying cases. The assessment of such provisions inherently involves the exercise of significant judgment of the potential outcome of future events.

(vi)	Fair value measurement: share-based compensation

The Company uses valuation techniques (Note 3(m)) in measuring the fair value of equity-settled share-based payment awards, which requires the Company to make certain estimates, judgements, and assumptions in relation to the expected life, expected volatility, expected risk-free rate, expected forfeiture rate, and expected future market conditions of the various equity based units, as applicable.

The fair value of stock options is estimated using the Black-Scholes option valuation model, and related required estimates, judgements, and assumptions include stock options expected life, expected volatility, expected risk-free rate, and expected forfeiture rate. The fair value of performance share units awarded with market price conditions is determined using the Monte Carlo pricing model, projecting the performance of the Company and, if applicable, the relevant market index against which the Company’s performance is compared. In assessing the vesting of performance share units awarded with market price conditions the Company may be required to make certain estimates, judgements, and assumptions in relation with future market conditions. The fair value of performance share units with non-market performance conditions, restricted and deferred share units are based on the fair market value of a common share equivalent on the date of grant.